ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 13. ACCUMULATED OTHER COMPREHENSIVE LOSS

Our accumulated other comprehensive loss is comprised of the following:

	December 31,
	2011	2010
Unamortized realized losses from interest rate lock derivatives	$(1)	$(1)
Adjustments for supplemental executive retirement plans	(51)	(42)
Accumulated other comprehensive loss	$(52)	$(43)

There was a tax effect allocated to the adjustments for supplemental executive retirement plans for the years ended December 31, 2011 and 2010 of $7 and $8 million, respectively.